NATIONWIDE

VLI SEPARATE

ACCOUNT-3

Annual Report

To

Policyholders

December 31, 2020

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-3:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-3 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Initial Class (FGOP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)

Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

2

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 19, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from April 30, 2019 (inception) to December 31, 2019.

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

3

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

4

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ACVB	20,358	$149,100	$177,729	$-	$177,729	$19	$177,710
ACVCA	10,000	140,319	192,708	-	192,708	21	192,687
ACVI	2,378	25,205	33,531	-	33,531	6	33,525
ACVIG	4,215	38,175	43,333	-	43,333	24	43,309
ACVU1	424	7,403	11,646	-	11,646	8	11,638
ACVV	13,453	106,884	150,275	25	150,300	-	150,300
DCAP	78	2,920	3,669	3	3,672	-	3,672
DGI	1,788	43,523	63,784	-	63,784	32	63,752
DSIF	4,440	194,279	285,361	-	285,361	4	285,357
DSRG	2,634	94,903	124,448	-	124,448	14	124,434
DVSCS	2,075	38,223	39,550	-	39,550	22	39,528
FQB	1,167	12,783	13,790	10	13,800	-	13,800
FAMP	1,550	23,488	26,410	3	26,413	-	26,413
FCP	13,369	427,522	643,987	54	644,041	-	644,041
FEIP	11,316	240,515	270,458	-	270,458	21	270,437
FGOP	236	8,431	18,335	-	18,335	27	18,308
FGP	6,898	391,658	710,486	36	710,522	-	710,522
FHIP	7,193	38,776	38,196	36	38,232	-	38,232
FOP	2,886	59,939	76,536	-	76,536	5	76,531
FVSS	895	11,248	12,091	21	12,112	-	12,112
OVB	1,990	15,517	16,772	3	16,775	-	16,775
OVGR	1,954	108,723	137,458	-	137,458	12	137,446
OVGS	3,138	127,557	163,572	-	163,572	25	163,547
OVMS	688	9,656	12,332	-	12,332	22	12,310
MSEM	3,071	24,270	23,767	-	23,767	13	23,754
MSVRE	3,265	65,195	55,932	9	55,941	-	55,941
GBF	50,998	578,504	575,773	10	575,783	-	575,783
GVDMA	13,009	170,626	171,067	27	171,094	-	171,094
GVDMC	2,560	27,955	28,804	1	28,805	-	28,805
GVEX1	1,310	25,469	29,282	4	29,286	-	29,286
GVIDA	5,867	72,273	76,568	4	76,572	-	76,572
GVIDC	5,118	51,467	53,944	-	53,944	2	53,942
GVIDM	12,788	155,706	154,348	20	154,368	-	154,368
NVAMV1	1,018	14,846	15,219	-	15,219	25	15,194
NVAMVX	3,043	38,858	45,401	-	45,401	-	45,401
NVCBD1	310	3,355	3,553	3	3,556	-	3,556
NVMIG1	743	7,947	8,984	-	8,984	2	8,982
NVMLG1	3,779	38,174	33,786	13	33,799	-	33,799
NVMMG1	990	10,994	13,712	24	13,736	-	13,736
NVMMV2	1,972	13,063	15,359	-	15,359	15	15,344
NVOLG1	229,508	4,123,189	4,323,939	8	4,323,947	-	4,323,947
NVRE1	106	766	771	-	771	3	768
SAM	83,395	83,395	83,395	-	83,395	4	83,391
SCF	5,144	93,728	102,832	72	102,904	-	102,904
SCVF	24,075	264,079	211,140	-	211,140	2	211,138
TRF	404,131	4,876,177	9,509,210	5,379	9,514,589	-	9,514,589
AMCG	25,456	637,995	1,013,133	4	1,013,137	-	1,013,137
AMSRS	2,462	64,353	75,557	12	75,569	-	75,569
AMTB	329	3,488	3,519	-	3,519	13	3,506
VWBF	4,375	37,076	38,635	5	38,640	-	38,640
VWEM	3,527	43,939	59,569	10	59,579	-	59,579
VWHA	1,558	33,912	35,019	14	35,033	-	35,033
SVDF	2,962	89,872	144,356	-	144,356	16	144,340
SVOF	5,655	135,116	167,570	-	167,570	27	167,543

Total (unaudited)			$20,340,601	$5,810	$20,346,411	$384	$20,346,027

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ACVB	ACVCA	ACVI	ACVIG	ACVU1	ACVV	DCAP
Reinvested dividends	$197,655	1,950	-	123	704	-	3,044	28
Mortality and expense risk charges (note 3)	(103,943)	(987)	(939)	(165)	(170)	(74)	(734)	(29)

Net investment income (loss)	93,712	963	(939)	(42)	534	(74)	2,310	(1)

Realized gain (loss) on investments	366,358	2,478	139	725	(715)	90	4,381	19
Change in unrealized gain (loss) on investments	921,036	9,769	41,669	5,238	5,329	2,993	(11,177)	307

Net gain (loss) on investments	1,287,394	12,247	41,808	5,963	4,614	3,083	(6,796)	326

Reinvested capital gains	1,300,750	5,803	15,741	370	1,230	814	3,494	321

Net increase (decrease) in contract owners’ equity resulting from operations	$2,681,856	19,013	56,610	6,291	6,378	3,823	(992)	646

Investment Activity:	DGI	DSIF	DSRG	DVSCS	FQB	FAMP	FCP	FEIP
Reinvested dividends	$409	3,879	1,107	308	353	363	1,381	4,371
Mortality and expense risk charges (note 3)	(278)	(1,457)	(602)	(176)	(66)	(123)	(3,023)	(1,261)

Net investment income (loss)	131	2,422	505	132	287	240	(1,642)	3,110

Realized gain (loss) on investments	830	4,078	(150)	(453)	24	25	11,656	1,668
Change in unrealized gain (loss) on investments	7,568	20,528	21,810	2,398	603	2,739	136,321	(492)

Net gain (loss) on investments	8,398	24,606	21,660	1,945	627	2,764	147,977	1,176

Reinvested capital gains	3,805	14,961	1,201	1,755	38	317	2,810	10,862

Net increase (decrease) in contract owners’ equity resulting from operations	$12,334	41,989	23,366	3,832	952	3,321	149,145	15,148

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FGOP	FGP	FHIP	FOP	FVSS	OVB	OVGR	OVGS
Reinvested dividends	$2	418	1,852	299	120	465	-	964
Mortality and expense risk charges (note 3)	(93)	(3,226)	(228)	(398)	(73)	(84)	(712)	(794)

Net investment income (loss)	(91)	(2,808)	1,624	(99)	47	381	(712)	170

Realized gain (loss) on investments	556	16,718	(457)	1,301	(540)	1,818	588	893
Change in unrealized gain (loss) on investments	6,278	149,072	(482)	8,411	914	(915)	19,009	29,915

Net gain (loss) on investments	6,834	165,790	(939)	9,712	374	903	19,597	30,808

Reinvested capital gains	794	53,558	-	318	548	-	17,491	5,023

Net increase (decrease) in contract owners’ equity resulting from operations	$7,537	216,540	685	9,931	969	1,284	36,376	36,001

Investment Activity:	OVMS	MSEM	MSVRE	GBF	GVDMA	GVDMC	GVEX1	GVIDA
Reinvested dividends	$240	982	1,451	12,081	345	35	474	182
Mortality and expense risk charges (note 3)	(63)	(111)	(340)	(3,441)	(1,019)	(127)	(60)	(484)

Net investment income (loss)	177	871	1,111	8,640	(674)	(92)	414	(302)

Realized gain (loss) on investments	90	(130)	(3,344)	(2,330)	183	(163)	53	(1,229)
Change in unrealized gain (loss) on investments	1,010	408	(14,541)	24,356	8,713	1,660	3,813	5,171

Net gain (loss) on investments	1,100	278	(17,885)	22,026	8,896	1,497	3,866	3,942

Reinvested capital gains	267	-	1,441	-	9,816	733	282	5,371

Net increase (decrease) in contract owners’ equity resulting from operations	$1,544	1,149	(15,333)	30,666	18,038	2,138	4,562	9,011

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVIDC	GVIDM	NVAMV1	NVAMVX	NVCBD1	NVMIG1	NVMLG1	NVMMG1
Reinvested dividends	$52	193	227	539	92	69	-	-
Mortality and expense risk charges (note 3)	(284)	(886)	(85)	(69)	(24)	(54)	(180)	(72)

Net investment income (loss)	(232)	(693)	142	470	68	15	(180)	(72)

Realized gain (loss) on investments	(271)	(222)	(125)	26	7	(19)	337	(79)
Change in unrealized gain (loss) on investments	3,169	6,500	764	6,543	127	872	(6,267)	3,889

Net gain (loss) on investments	2,898	6,278	639	6,569	134	853	(5,930)	3,810

Reinvested capital gains	491	7,973	350	-	8	2,160	13,805	1,401

Net increase (decrease) in contract owners’ equity resulting from operations	$3,157	13,558	1,131	7,039	210	3,028	7,695	5,139

Investment Activity:	NVMMV2	NVNMO1	NVOLG1	NVRE1	SAM	SCF	SCVF	TRF
Reinvested dividends	$280	-	51,886	9	379	16	133	100,423
Mortality and expense risk charges (note 3)	(54)	(9)	(21,836)	(1)	(626)	(503)	(893)	(49,944)

Net investment income (loss)	226	(9)	30,050	8	(247)	(487)	(760)	50,479

Realized gain (loss) on investments	(138)	2,477	(48,439)	(41)	-	(2,344)	59	362,095
Change in unrealized gain (loss) on investments	3,059	(1,889)	289,534	5	-	18,291	7,766	(208,660)

Net gain (loss) on investments	2,921	588	241,095	(36)	-	15,947	7,825	153,435

Reinvested capital gains	-	-	391,736	-	-	3,467	900	639,131

Net increase (decrease) in contract owners’ equity resulting from operations	$3,147	579	662,881	(28)	(247)	18,927	7,965	843,045

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMCG	AMSRS	AMTB	VWBF	VWEM	VWHA	SVDF	SVOF
Reinvested dividends	$-	396	81	2,477	1,035	259	-	606
Mortality and expense risk charges (note 3)	(4,593)	(329)	(42)	(202)	(303)	(150)	(524)	(822)

Net investment income (loss)	(4,593)	67	39	2,275	732	109	(524)	(216)

Realized gain (loss) on investments	25,127	(5)	(26)	(104)	1,349	(7,084)	1,332	17,279
Change in unrealized gain (loss) on investments	229,415	9,161	82	795	4,356	11,868	46,384	163

Net gain (loss) on investments	254,542	9,156	56	691	5,705	4,784	47,716	17,442

Reinvested capital gains	41,031	2,719	-	-	1,554	-	9,083	10,485

Net increase (decrease) in contract owners’ equity resulting from operations	$290,980	11,942	95	2,966	7,991	4,893	56,275	27,711

Investment Activity:	NVMLV1
Reinvested dividends	$573
Mortality and expense risk charges (note 3)	(121)

Net investment income (loss)	452

Realized gain (loss) on investments	(23,635)
Change in unrealized gain (loss) on investments	6,714

Net gain (loss) on investments	(16,921)

Reinvested capital gains	15,292

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,177)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ACVB		ACVCA		ACVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$93,712	126,243	963	1,537	(939)	(956)	(42)	64
Realized gain (loss) on investments	366,358	447,520	2,478	5,559	139	(24)	725	777
Change in unrealized gain (loss) on investments	921,036	2,186,436	9,769	17,984	41,669	17,859	5,238	3,688
Reinvested capital gains	1,300,750	1,736,793	5,803	3,773	15,741	26,637	370	1,274

Net increase (decrease) in contract owners’ equity resulting from operations	2,681,856	4,496,992	19,013	28,853	56,610	43,516	6,291	5,803

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	737,377	869,316	10,625	9,748	3,815	3,493	577	1,221
Transfers between funds	-	-	-	(429)	-	-	3,037	72
Surrenders (notes 2, 3, 4, 5 and 6)	(2,124,954)	(2,482,302)	(17,924)	(29,173)	(5,116)	(45,475)	(1,814)	(3,539)
Adjustments to maintain reserves	395	1,188	(27)	(16)	(68)	74	3	(26)

Net equity transactions	(1,387,182)	(1,611,798)	(7,326)	(19,870)	(1,369)	(41,908)	1,803	(2,272)

Net change in contract owners’ equity	1,294,674	2,885,194	11,687	8,983	55,241	1,608	8,094	3,531
Contract owners’ equity at beginning of period	19,051,353	16,166,159	166,023	157,040	137,446	135,838	25,431	21,900

Contract owners’ equity at end of period	$20,346,027	19,051,353	177,710	166,023	192,687	137,446	33,525	25,431

CHANGE IN UNITS:
Beginning units	537,648	573,499	5,043	5,528	2,359	3,309	906	992
Units purchased	54,981	63,458	803	836	641	81	194	63
Units surrendered	(86,029)	(99,309)	(834)	(1,321)	(417)	(1,031)	(147)	(149)

Ending units	506,600	537,648	5,012	5,043	2,583	2,359	953	906

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIG		ACVU1		ACVV		DCAP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$534	269	(74)	(57)	2,310	2,228	(1)	17
Realized gain (loss) on investments	(715)	(482)	90	37	4,381	8,768	19	(164)
Change in unrealized gain (loss) on investments	5,329	2,389	2,993	1,287	(11,177)	13,217	307	1,065
Reinvested capital gains	1,230	1,533	814	739	3,494	8,084	321	606

Net increase (decrease) in contract owners’ equity resulting from operations	6,378	3,709	3,823	2,006	(992)	32,297	646	1,524

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,781	2,349	221	221	5,976	22,049	1,473	985
Transfers between funds	18,272	2,326	-	-	-	(2)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(4,305)	(4,377)	(337)	(315)	(13,445)	(22,897)	(2,937)	(3,135)
Adjustments to maintain reserves	(35)	8	(7)	(1)	48	(42)	15	(8)

Net equity transactions	16,713	306	(123)	(95)	(7,421)	(892)	(1,449)	(2,158)

Net change in contract owners’ equity	23,091	4,015	3,700	1,911	(8,413)	31,405	(803)	(634)
Contract owners’ equity at beginning of period	20,218	16,203	7,938	6,027	158,713	127,308	4,475	5,109

Contract owners’ equity at end of period	$43,309	20,218	11,638	7,938	150,300	158,713	3,672	4,475

CHANGE IN UNITS:
Beginning units	644	638	218	221	4,326	4,495	111	170
Units purchased	755	174	5	7	559	577	35	27
Units surrendered	(162)	(168)	(8)	(10)	(700)	(746)	(71)	(86)

Ending units	1,237	644	215	218	4,185	4,326	75	111

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DGI		DSIF		DSRG		DVSCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$131	259	2,422	2,544	505	715	132	177
Realized gain (loss) on investments	830	197	4,078	9,106	(150)	(1,466)	(453)	1,844
Change in unrealized gain (loss) on investments	7,568	6,100	20,528	36,277	21,810	23,624	2,398	2,598
Reinvested capital gains	3,805	5,223	14,961	11,346	1,201	2,791	1,755	4,091

Net increase (decrease) in contract owners’ equity resulting from operations	12,334	11,779	41,989	59,273	23,366	25,664	3,832	8,710

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	714	1,898	9,861	10,197	5,223	5,157	2,931	4,093
Transfers between funds	-	-	-	(2)	1,518	-	2,411	(16,387)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,293)	(2,123)	(12,664)	(23,430)	(5,310)	(11,733)	(3,131)	(7,198)
Adjustments to maintain reserves	(26)	(2)	(35)	16	(15)	25	(53)	10

Net equity transactions	(1,605)	(227)	(2,838)	(13,219)	1,416	(6,551)	2,158	(19,482)

Net change in contract owners’ equity	10,729	11,552	39,151	46,054	24,782	19,113	5,990	(10,772)
Contract owners’ equity at beginning of period	53,023	41,471	246,206	200,152	99,652	80,539	33,538	44,310

Contract owners’ equity at end of period	$63,752	53,023	285,357	246,206	124,434	99,652	39,528	33,538

CHANGE IN UNITS:
Beginning units	1,610	1,617	5,483	5,742	2,799	2,817	822	1,314
Units purchased	158	61	231	292	269	576	222	294
Units surrendered	(184)	(68)	(303)	(551)	(171)	(594)	(158)	(786)

Ending units	1,584	1,610	5,411	5,483	2,897	2,799	886	822

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FQB		FAMP		FCP		FEIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$287	376	240	293	(1,642)	(547)	3,110	3,602
Realized gain (loss) on investments	24	47	25	380	11,656	48,470	1,668	6,063
Change in unrealized gain (loss) on investments	603	854	2,739	2,435	136,321	27,284	(492)	31,571
Reinvested capital gains	38	1	317	976	2,810	59,045	10,862	15,530

Net increase (decrease) in contract owners’ equity resulting from operations	952	1,278	3,321	4,084	149,145	134,252	15,148	56,766

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	328	413	2,561	2,609	12,768	26,617	8,140	8,539
Transfers between funds	322	96	-	-	613	(25,723)	-	408
Surrenders (notes 2, 3, 4, 5 and 6)	(650)	(4,197)	(4,025)	(14,283)	(30,587)	(85,698)	(12,917)	(24,646)
Adjustments to maintain reserves	1	9	7	(23)	15	48	1	(28)

Net equity transactions	1	(3,679)	(1,457)	(11,697)	(17,191)	(84,756)	(4,776)	(15,727)

Net change in contract owners’ equity	953	(2,401)	1,864	(7,613)	131,954	49,496	10,372	41,039
Contract owners’ equity at beginning of period	12,847	15,248	24,549	32,162	512,087	462,591	260,065	219,026

Contract owners’ equity at end of period	$13,800	12,847	26,413	24,549	644,041	512,087	270,437	260,065

CHANGE IN UNITS:
Beginning units	644	847	933	1,181	10,441	12,297	8,224	8,483
Units purchased	31	118	55	61	568	526	372	377
Units surrendered	(32)	(321)	(101)	(309)	(676)	(2,382)	(503)	(636)

Ending units	643	644	887	933	10,333	10,441	8,093	8,224

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGOP		FGP		FHIP		FOP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(91)	(69)	(2,808)	(1,505)	1,624	1,785	(99)	686
Realized gain (loss) on investments	556	1,506	16,718	29,510	(457)	(278)	1,301	9,755
Change in unrealized gain (loss) on investments	6,278	1,495	149,072	78,770	(482)	3,747	8,411	6,743
Reinvested capital gains	794	1,048	53,558	28,798	-	-	318	3,211

Net increase (decrease) in contract owners’ equity resulting from operations	7,537	3,980	216,540	135,573	685	5,254	9,931	20,395

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	340	1,235	20,741	20,847	2,285	2,080	3,577	4,694
Transfers between funds	-	474	(258)	(84)	-	-	-	(23,733)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,161)	(4,712)	(36,879)	(57,874)	(5,040)	(4,263)	(10,776)	(8,244)
Adjustments to maintain reserves	(20)	2	71	(59)	44	(16)	(2)	(2)

Net equity transactions	(841)	(3,001)	(16,325)	(37,170)	(2,711)	(2,199)	(7,201)	(27,285)

Net change in contract owners’ equity	6,696	979	200,215	98,403	(2,026)	3,055	2,730	(6,890)
Contract owners’ equity at beginning of period	11,612	10,633	510,307	411,904	40,258	37,203	73,801	80,691

Contract owners’ equity at end of period	$18,308	11,612	710,522	510,307	38,232	40,258	76,531	73,801

CHANGE IN UNITS:
Beginning units	245	317	11,201	11,809	1,035	1,085	2,594	3,699
Units purchased	11	47	1,365	1,086	129	119	249	183
Units surrendered	(26)	(119)	(964)	(1,694)	(183)	(169)	(468)	(1,288)

Ending units	230	245	11,602	11,201	981	1,035	2,375	2,594

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS		OVB		OVGR		OVGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$47	94	381	421	(712)	(559)	170	327
Realized gain (loss) on investments	(540)	175	1,818	8	588	2,229	893	2,954
Change in unrealized gain (loss) on investments	914	1,995	(915)	872	19,009	17,994	29,915	11,840
Reinvested capital gains	548	1,232	-	-	17,491	8,903	5,023	16,137

Net increase (decrease) in contract owners’ equity resulting from operations	969	3,496	1,284	1,301	36,376	28,567	36,001	31,258

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	985	1,619	794	903	5,290	5,196	3,223	17,280
Transfers between funds	-	50	1,518	(44)	-	-	4,516	83
Surrenders (notes 2, 3, 4, 5 and 6)	(1,375)	(5,344)	(1,592)	(2,210)	(7,378)	(16,336)	(12,748)	(19,065)
Adjustments to maintain reserves	31	6	(9)	18	(12)	13	(34)	32

Net equity transactions	(359)	(3,669)	711	(1,333)	(2,100)	(11,127)	(5,043)	(1,670)

Net change in contract owners’ equity	610	(173)	1,995	(32)	34,276	17,440	30,958	29,588
Contract owners’ equity at beginning of period	11,502	11,675	14,780	14,812	103,170	85,730	132,589	103,001

Contract owners’ equity at end of period	$12,112	11,502	16,775	14,780	137,446	103,170	163,547	132,589

CHANGE IN UNITS:
Beginning units	351	477	907	945	2,880	3,245	2,722	2,692
Units purchased	80	66	109	68	479	221	496	508
Units surrendered	(88)	(192)	(75)	(106)	(442)	(586)	(346)	(478)

Ending units	343	351	941	907	2,917	2,880	2,872	2,722

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVMS		MSEM		MSVRE		GBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$177	177	871	1,121	1,111	881	8,640	9,882
Realized gain (loss) on investments	90	99	(130)	(125)	(3,344)	1,992	(2,330)	(6,686)
Change in unrealized gain (loss) on investments	1,010	1,171	408	1,973	(14,541)	6,534	24,356	28,677
Reinvested capital gains	267	168	-	-	1,441	2,615	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,544	1,615	1,149	2,969	(15,333)	12,022	30,666	31,873

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	104	104	473	532	2,758	4,148	39,693	52,176
Transfers between funds	-	-	-	(34)	6,569	3,906	(5,183)	(63)
Surrenders (notes 2, 3, 4, 5 and 6)	(319)	(385)	(1,816)	(1,539)	(15,016)	(9,635)	(60,692)	(94,078)
Adjustments to maintain reserves	(46)	36	(15)	(24)	(20)	40	14	1

Net equity transactions	(261)	(245)	(1,358)	(1,065)	(5,709)	(1,541)	(26,168)	(41,964)

Net change in contract owners’ equity	1,283	1,370	(209)	1,904	(21,042)	10,481	4,498	(10,091)
Contract owners’ equity at beginning of period	11,027	9,657	23,963	22,059	76,983	66,502	571,285	581,376

Contract owners’ equity at end of period	$12,310	11,027	23,754	23,963	55,941	76,983	575,783	571,285

CHANGE IN UNITS:
Beginning units	505	515	741	773	1,462	1,473	28,649	29,964
Units purchased	3	3	15	18	243	261	3,380	3,807
Units surrendered	(9)	(13)	(53)	(50)	(474)	(272)	(3,799)	(5,122)

Ending units	499	505	703	741	1,231	1,462	28,230	28,649

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMA		GVDMC		GVEX1		GVIDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(674)	2,224	(92)	385	414	-	(302)	1,145
Realized gain (loss) on investments	183	8,994	(163)	(62)	53	-	(1,229)	3,363
Change in unrealized gain (loss) on investments	8,713	5,573	1,660	1,034	3,813	-	5,171	5,428
Reinvested capital gains	9,816	19,508	733	1,094	282	-	5,371	6,249

Net increase (decrease) in contract owners’ equity resulting from operations	18,038	36,299	2,138	2,451	4,562	-	9,011	16,185

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	12,877	14,630	338	338	-	-	3,507	4,282
Transfers between funds	-	-	-	-	25,023	-	(15,232)	474
Surrenders (notes 2, 3, 4, 5 and 6)	(31,496)	(65,737)	3,024	2,250	(304)	-	(6,374)	(5,568)
Adjustments to maintain reserves	24	-	5	(10)	5	-	21	(18)

Net equity transactions	(18,595)	(51,107)	3,367	2,578	24,724	-	(18,078)	(830)

Net change in contract owners’ equity	(557)	(14,808)	5,505	5,029	29,286	-	(9,067)	15,355
Contract owners’ equity at beginning of period	171,651	186,459	23,300	18,271	-	-	85,639	70,284

Contract owners’ equity at end of period	$171,094	171,651	28,805	23,300	29,286	-	76,572	85,639

CHANGE IN UNITS:
Beginning units	6,201	8,116	1,067	945	-	-	2,883	2,911
Units purchased	543	629	382	360	2,217	-	125	911
Units surrendered	(1,222)	(2,544)	(228)	(238)	(24)	-	(728)	(939)

Ending units	5,522	6,201	1,221	1,067	2,193	-	2,280	2,883

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDC		GVIDM		NVAMV1		NVAMVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(232)	979	(693)	2,149	142	188	470	-
Realized gain (loss) on investments	(271)	(132)	(222)	(249)	(125)	(7)	26	-
Change in unrealized gain (loss) on investments	3,169	3,193	6,500	7,145	764	806	6,543	-
Reinvested capital gains	491	1,243	7,973	12,298	350	901	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,157	5,283	13,558	21,343	1,131	1,888	7,039	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,184	1,184	5,612	5,873	1,449	1,933	761	-
Transfers between funds	-	-	-	(1,338)	3,055	1,946	38,151	-
Surrenders (notes 2, 3, 4, 5 and 6)	(12,855)	(4,816)	(8,020)	(18,595)	(1,457)	(1,472)	(550)	-
Adjustments to maintain reserves	(1)	(2)	12	14	(32)	18	-	-

Net equity transactions	(11,672)	(3,634)	(2,396)	(14,046)	3,015	2,425	38,362	-

Net change in contract owners’ equity	(8,515)	1,649	11,162	7,297	4,146	4,313	45,401	-
Contract owners’ equity at beginning of period	62,457	60,808	143,206	135,909	11,048	6,735	-	-

Contract owners’ equity at end of period	$53,942	62,457	154,368	143,206	15,194	11,048	45,401	-

CHANGE IN UNITS:
Beginning units	3,469	3,685	5,834	6,496	338	261	-	-
Units purchased	68	68	235	257	200	144	3,887	-
Units surrendered	(740)	(284)	(336)	(919)	(79)	(67)	(51)	-

Ending units	2,797	3,469	5,733	5,834	459	338	3,836	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCBD1		NVMIG1		NVMLG1		NVMMG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$68	76	15	52	(180)	867	(72)	(61)
Realized gain (loss) on investments	7	2	(19)	(1,531)	337	341	(79)	(60)
Change in unrealized gain (loss) on investments	127	173	872	3,568	(6,267)	1,780	3,889	385
Reinvested capital gains	8	-	2,160	577	13,805	3,272	1,401	2,043

Net increase (decrease) in contract owners’ equity resulting from operations	210	251	3,028	2,666	7,695	6,260	5,139	2,307

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	208	208	170	593	676	719	231	231
Transfers between funds	-	-	3,400	-	(195)	(20)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(187)	(171)	(869)	(12,528)	(1,412)	(1,236)	(310)	(256)
Adjustments to maintain reserves	11	(12)	1	(5)	18	(10)	24	(6)

Net equity transactions	32	25	2,702	(11,940)	(913)	(547)	(55)	(31)

Net change in contract owners’ equity	242	276	5,730	(9,274)	6,782	5,713	5,084	2,276
Contract owners’ equity at beginning of period	3,314	3,038	3,252	12,526	27,017	21,304	8,652	6,376

Contract owners’ equity at end of period	$3,556	3,314	8,982	3,252	33,799	27,017	13,736	8,652

CHANGE IN UNITS:
Beginning units	221	222	255	1,284	1,042	1,073	337	341
Units purchased	13	127	280	53	33	256	8	90
Units surrendered	(12)	(128)	(65)	(1,082)	(67)	(287)	(11)	(94)

Ending units	222	221	470	255	1,008	1,042	334	337

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMV2		NVNMO1		NVOLG1		NVRE1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$226	60	(9)	22	30,050	40,374	8	-
Realized gain (loss) on investments	(138)	(29)	2,477	69	(48,439)	(997)	(41)	-
Change in unrealized gain (loss) on investments	3,059	33	(1,889)	2,361	289,534	150,102	5	-
Reinvested capital gains	-	673	-	1,252	391,736	926,550	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,147	737	579	3,704	662,881	1,116,029	(28)	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,248	1,248	71	846	156,038	169,343	-	-
Transfers between funds	7,922	-	-	-	-	(19,459)	801	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,048)	(1,022)	(16,845)	(2,458)	(414,220)	(538,591)	(2)	-
Adjustments to maintain reserves	(22)	17	(3)	(3)	(7)	9	(3)	-

Net equity transactions	8,100	243	(16,777)	(1,615)	(258,189)	(388,698)	796	-

Net change in contract owners’ equity	11,247	980	(16,198)	2,089	404,692	727,331	768	-
Contract owners’ equity at beginning of period	4,097	3,117	16,198	14,109	3,919,255	3,191,924	-	-

Contract owners’ equity at end of period	$15,344	4,097	-	16,198	4,323,947	3,919,255	768	-

CHANGE IN UNITS:
Beginning units	166	158	691	767	90,231	100,640	-	-
Units purchased	536	156	3	40	9,322	9,046	42	-
Units surrendered	(76)	(148)	(694)	(116)	(15,485)	(19,455)	-	-

Ending units	626	166	-	691	84,068	90,231	42	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SAM		SCF		SCVF		TRF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(247)	1,257	(487)	(436)	(760)	1,102	50,479	51,751
Realized gain (loss) on investments	-	-	(2,344)	(9,160)	59	4,718	362,095	311,279
Change in unrealized gain (loss) on investments	-	-	18,291	19,450	7,766	(35,989)	(208,660)	1,462,715
Reinvested capital gains	-	-	3,467	8,082	900	64,151	639,131	383,086

Net increase (decrease) in contract owners’ equity resulting from operations	(247)	1,257	18,927	17,936	7,965	33,982	843,045	2,208,831

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,956	7,767	3,280	16,755	3,036	3,163	333,653	367,097
Transfers between funds	(74,649)	76,272	3,591	6	(3,223)	123	(7,607)	(512)
Surrenders (notes 2, 3, 4, 5 and 6)	(8,407)	(34,113)	(7,016)	(28,673)	(8,638)	(12,160)	(1,142,610)	(1,039,848)
Adjustments to maintain reserves	(1)	12	110	(31)	23	(47)	407	1,176

Net equity transactions	(77,101)	49,938	(35)	(11,943)	(8,802)	(8,921)	(816,157)	(672,087)

Net change in contract owners’ equity	(77,348)	51,195	18,892	5,993	(837)	25,061	26,888	1,536,744
Contract owners’ equity at beginning of period	160,739	109,544	84,012	78,019	211,975	186,914	9,487,701	7,950,957

Contract owners’ equity at end of period	$83,391	160,739	102,904	84,012	211,138	211,975	9,514,589	9,487,701

CHANGE IN UNITS:
Beginning units	13,523	9,020	1,600	1,992	6,392	6,622	236,529	248,789
Units purchased	472	7,451	574	387	192	141	17,729	20,361
Units surrendered	(7,339)	(2,948)	(330)	(779)	(466)	(371)	(33,144)	(32,621)

Ending units	6,656	13,523	1,844	1,600	6,118	6,392	221,114	236,529

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMCG		AMSRS		AMTB		VWBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(4,593)	(4,369)	67	42	39	112	2,275	(94)
Realized gain (loss) on investments	25,127	23,142	(5)	(30)	(26)	(12)	(104)	(781)
Change in unrealized gain (loss) on investments	229,415	139,253	9,161	2,043	82	191	795	4,709
Reinvested capital gains	41,031	52,452	2,719	3,365	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	290,980	210,478	11,942	5,420	95	291	2,966	3,834

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	41,080	40,021	2,933	2,104	235	235	913	988
Transfers between funds	1,192	(523)	-	60,865	-	-	334	171
Surrenders (notes 2, 3, 4, 5 and 6)	(112,130)	(144,895)	(4,650)	(3,051)	(6,077)	(1,996)	(790)	(2,274)
Adjustments to maintain reserves	28	(17)	9	(3)	(3)	(14)	4	2

Net equity transactions	(69,830)	(105,414)	(1,708)	59,915	(5,845)	(1,775)	461	(1,113)

Net change in contract owners’ equity	221,150	105,064	10,234	65,335	(5,750)	(1,484)	3,427	2,721
Contract owners’ equity at beginning of period	791,987	686,923	65,335	-	9,256	10,740	35,213	32,492

Contract owners’ equity at end of period	$1,013,137	791,987	75,569	65,335	3,506	9,256	38,640	35,213

CHANGE IN UNITS:
Beginning units	51,943	59,486	5,986	-	473	527	1,533	1,571
Units purchased	5,417	5,110	339	6,308	13	93	64	61
Units surrendered	(9,656)	(12,653)	(504)	(322)	(290)	(147)	(44)	(99)

Ending units	47,704	51,943	5,821	5,986	196	473	1,553	1,533

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWEM		VWHA		SVDF		SVOF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$732	(57)	109	(182)	(524)	(448)	(216)	(426)
Realized gain (loss) on investments	1,349	935	(7,084)	(3,357)	1,332	575	17,279	3,399
Change in unrealized gain (loss) on investments	4,356	14,477	11,868	6,930	46,384	17,127	163	20,225
Reinvested capital gains	1,554	1,634	-	-	9,083	8,908	10,485	17,891

Net increase (decrease) in contract owners’ equity resulting from operations	7,991	16,989	4,893	3,391	56,275	26,162	27,711	41,089

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,474	3,491	4,517	5,251	1,292	2,431	4,725	6,214
Transfers between funds	-	-	-	-	7,986	1,946	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(12,352)	(21,957)	(8,486)	(5,037)	(8,999)	(12,354)	(38,314)	(7,734)
Adjustments to maintain reserves	(8)	14	15	(9)	(80)	41	25	-

Net equity transactions	(9,886)	(18,452)	(3,954)	205	199	(7,936)	(33,564)	(1,520)

Net change in contract owners’ equity	(1,895)	(1,463)	939	3,596	56,474	18,226	(5,853)	39,569
Contract owners’ equity at beginning of period	61,474	62,937	34,094	30,498	87,866	69,640	173,396	133,827

Contract owners’ equity at end of period	$59,579	61,474	35,033	34,094	144,340	87,866	167,543	173,396

CHANGE IN UNITS:
Beginning units	1,370	1,781	1,332	1,325	1,430	1,499	3,858	3,902
Units purchased	100	116	249	237	164	80	274	168
Units surrendered	(310)	(527)	(431)	(230)	(139)	(149)	(1,032)	(212)

Ending units	1,160	1,370	1,150	1,332	1,455	1,430	3,100	3,858

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMLV1		AMTP		AMGP
	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$452	5,140	-	576	-	53
Realized gain (loss) on investments	(23,635)	(74)	-	(2,709)	-	(10,358)
Change in unrealized gain (loss) on investments	6,714	(1,466)	-	(675)	-	5,822
Reinvested capital gains	15,292	1,810	-	6,920	-	9,073

Net increase (decrease) in contract owners’ equity resulting from operations	(1,177)	5,410	-	4,112	-	4,590

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	656	1,038	-	478	-	452
Transfers between funds	(23,884)	-	-	(32,653)	-	(28,212)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,313)	(3,570)	-	(8,226)	-	(310)
Adjustments to maintain reserves	(13)	17	-	(24)	-	(12)

Net equity transactions	(24,554)	(2,515)	-	(40,425)	-	(28,082)

Net change in contract owners’ equity	(25,731)	2,895	-	(36,313)	-	(23,492)
Contract owners’ equity at beginning of period	25,731	22,836	-	36,313	-	23,492

Contract owners’ equity at end of period	$-	25,731	-	-	-	-

CHANGE IN UNITS:
Beginning units	1,089	1,211	-	1,343	-	887
Units purchased	43	306	-	12	-	33
Units surrendered	(1,132)	(428)	-	(1,355)	-	(920)

Ending units	-	1,089	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-3 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Initial Class (FGOP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)

Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)*

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)*

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

*	At December 31, 2020, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	5/11/2020
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	4/30/2019
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)		4/30/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
VWBF	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.50% - .80% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	1.5% - 3.5% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	2.5% of each premium payment
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	Varies widely based on the underwriting characteristics of the insured
Administrative Charge - assessed through a surrender of units	$5 - $25 per policy, per month
Increase Charge	$2.54 per $1,000 of specified amount increase
Surrender Charge - assessed through a surrender of units	$0.00 - $26.58 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	6% of an outstanding policy loan
Partial Surrender Fees - assessed through a surrender of units	$0.00 - $25.00 per request

For the years ended December 31, 2020 and 2019, total front-end sales charge deductions were$45,434 and $52,249, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

This charge is equal to an annualized rate of 0.80% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th year, this charge is reduced to an annualized rate of 0.50% if the cash surrender value of the policy is $25,000 or more on such anniversary. This charge is assessed through a reduction in the unit value.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders, after the first policy year, to borrow up to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary. The policy is charged 6% interest on the outstanding loan. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $449,480 and $650,717, respectively, and total transfers from the Separate Account to the fixed account were $558,576 and $331,178, respectively.

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$20,340,601	$-	$-	$20,340,601

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACVB	$13,629	$14,163
ACVCA	18,058	4,556
ACVI	5,101	2,974
ACVIG	21,675	3,164
ACVU1	1,005	383
ACVV	8,201	9,866
DCAP	944	2,087
DGI	4,887	2,530
DSIF	24,036	9,457
DSRG	7,341	4,202
DVSCS	6,595	2,499
FQB	1,094	768
FAMP	680	1,587
FCP	11,663	27,703
FEIP	20,290	11,093
FGOP	902	1,019
FGP	59,562	25,207
FHIP	3,111	4,242
FOP	2,847	9,827
FVSS	1,679	1,474
OVB	2,420	1,319
OVGR	19,660	4,969
OVGS	12,249	12,066
OVMS	514	285
MSEM	1,450	1,922
MSVRE	12,417	15,553
GBF	26,439	43,982
GVDMA	13,737	23,214
GVDMC	6,888	2,885
GVEX1	25,779	363
GVIDA	7,121	20,152
GVIDC	615	12,027
GVIDM	10,133	5,261
NVAMV1	3,997	459
NVAMVX	39,222	390
NVCBD1	196	98
NVMIG1	5,629	753
NVMLG1	14,178	1,485
NVMMG1	1,583	333
NVMMV2	8,552	203
NVNMO1	70	16,854
NVOLG1	470,743	307,140
NVRE1	1,239	432
SAM	5,046	82,392
SCF	8,924	6,087
SCVF	2,621	11,306
TRF	769,249	896,203
AMCG	60,051	93,472
AMSRS	4,723	3,654
AMTB	209	6,013
VWBF	3,913	1,181
VWEM	4,628	12,220
VWHA	4,249	8,110
SVDF	18,071	9,233
SVOF	13,510	36,830
NVMLV1	30,417	39,213

	$1,823,742	$1,816,860

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2020	0.50%	to	0.80%	5,012	$31.71	to	$57.60	$177,710	1.17%	11.97%	to	11.63%
2019	0.50%	to	0.80%	5,043	28.32	to	51.60	166,023	1.54%	19.25%	to	18.90%
2018	0.50%	to	0.80%	5,528	23.75	to	43.40	157,040	1.41%	-4.31%	to	-4.60%
2017	0.50%	to	0.80%	5,722	24.82	to	45.49	170,326	1.54%	13.34%	to	13.00%
2016	0.50%	to	0.80%	6,011	21.89	to	40.26	156,859	1.59%	6.46%	to	6.14%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2020	0.50%	to	0.80%	2,583	65.80	to	114.87	192,687	0.00%	41.75%	to	41.32%
2019	0.50%	to	0.80%	2,359	46.42	to	81.28	137,446	0.00%	34.89%	to	34.48%
2018	0.50%	to	0.80%	3,309	34.42	to	60.44	135,838	0.00%	-5.67%	to	-5.96%
2017	0.50%	to	0.80%	3,234	36.49	to	64.27	145,026	0.00%	21.19%	to	20.82%
2016	0.50%	to	0.80%	3,048	30.11	to	53.19	117,644	0.00%	2.72%	to	2.41%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2020	0.50%	to	0.80%	953	30.64	to	44.91	33,525	0.47%	25.25%	to	24.88%
2019	0.50%	to	0.80%	906	24.46	to	35.97	25,431	0.89%	27.78%	to	27.40%
2018	0.50%	to	0.80%	992	19.14	to	28.23	21,900	1.26%	-15.65%	to	-15.90%
2017	0.50%	to	0.80%	1,066	22.70	to	33.57	27,945	0.87%	30.55%	to	30.16%
2016	0.50%	to	0.80%	1,101	17.38	to	25.79	22,039	1.11%	-5.97%	to	-6.25%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.50%	to	0.80%	1,237	35.34	to	33.74	43,309	2.27%	11.25%	to	10.92%
2019	0.50%	to	0.80%	644	31.77	to	30.42	20,218	2.11%	23.33%	to	22.96%
2018	0.50%	to	0.80%	638	25.76	to	24.74	16,203	1.87%	-7.33%	to	-7.61%
2017	0.50%	to	0.80%	722	27.80	to	26.78	19,587	2.37%	19.89%	to	19.53%
2016	0.50%	to	0.80%	776	23.19	to	22.40	17,402	2.36%	12.92%	to	12.58%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2020	0.80%			215	54.13			11,638	0.00%	48.66%
2019	0.80%			218	36.41			7,938	0.00%	33.51%
2018	0.80%			221	27.27			6,027	0.21%	-0.05%
2017	0.80%			170	27.29			4,639	0.34%	31.18%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2020	0.50%	to	0.80%	4,185	33.95	to	56.09	150,300	2.31%	0.47%	to	0.17%
2019	0.50%	to	0.80%	4,326	33.79	to	55.99	158,713	2.14%	26.40%	to	26.02%
2018	0.50%	to	0.80%	4,495	26.73	to	44.43	127,308	1.65%	-9.61%	to	-9.88%
2017	0.50%	to	0.80%	5,347	29.57	to	49.30	166,952	1.65%	8.21%	to	7.88%
2016	0.50%	to	0.80%	5,641	27.33	to	45.70	164,949	1.74%	19.88%	to	19.52%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.50%	to	0.80%	75	41.13	to	50.59	3,672	0.76%	23.07%	to	22.70%
2019	0.50%	to	0.80%	111	33.42	to	41.23	4,475	1.15%	35.42%	to	35.01%
2018	0.50%	to	0.80%	170	24.68	to	30.54	5,109	1.23%	-7.32%	to	-7.60%
2017	0.50%	to	0.80%	220	26.63	to	33.05	7,214	1.33%	26.70%	to	26.32%
2016	0.50%	to	0.80%	271	21.02	to	26.16	7,018	1.63%	7.37%	to	7.05%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2020	0.50%	to	0.80%	1,584	39.99	to	47.73	63,752	0.77%	24.01%	to	23.64%
2019	0.50%	to	0.80%	1,610	32.25	to	38.61	53,023	1.08%	28.48%	to	28.09%
2018	0.50%	to	0.80%	1,617	25.10	to	30.14	41,471	0.81%	-5.16%	to	-5.45%
2017	0.50%	to	0.80%	1,627	26.47	to	31.88	44,091	0.75%	19.11%	to	18.76%
2016	0.50%	to	0.80%	1,545	22.22	to	26.84	36,010	1.22%	9.48%	to	9.16%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.50%	to	0.80%	5,411	43.09	to	103.66	285,357	1.59%	17.42%	to	17.07%
2019	0.50%	to	0.80%	5,483	36.70	to	88.54	246,206	1.73%	30.53%	to	30.14%
2018	0.50%	to	0.80%	5,742	28.11	to	68.04	200,152	1.66%	-5.11%	to	-5.40%
2017	0.50%	to	0.80%	5,388	29.63	to	71.92	214,151	1.70%	20.93%	to	20.57%
2016	0.50%	to	0.80%	6,189	24.50	to	59.65	196,864	1.97%	11.15%	to	10.82%

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	0.50%	to	0.80%	2,897	37.79	to	84.11	124,434	1.06%	23.52%	to	23.15%
2019	0.50%	to	0.80%	2,799	30.59	to	68.29	99,652	1.41%	33.69%	to	33.29%
2018	0.50%	to	0.80%	2,817	22.88	to	51.24	80,539	1.77%	-4.88%	to	-5.17%
2017	0.50%	to	0.80%	3,715	24.06	to	54.03	106,643	1.12%	14.76%	to	14.42%
2016	0.50%	to	0.80%	3,762	20.96	to	47.22	94,094	1.27%	9.82%	to	9.50%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.50%	to	0.80%	886	45.53	to	43.01	39,528	1.03%	10.09%	to	9.76%
2019	0.50%	to	0.80%	822	41.36	to	39.19	33,538	0.95%	21.60%	to	21.24%
2018	0.50%	to	0.80%	1,314	34.01	to	32.32	44,310	0.69%	-9.43%	to	-9.70%
2017	0.50%	to	0.80%	956	37.56	to	35.80	34,762	0.66%	11.84%	to	11.51%
2016	0.50%	to	0.80%	1,034	33.58	to	32.10	33,712	0.97%	25.10%	to	24.73%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.50%			643	21.46			13,800	2.70%	7.58%
2019	0.50%			644	19.95			12,847	3.06%	8.90%
2018	0.50%	to	0.80%	847	18.32	to	17.37	15,248	2.89%	-1.09%	to	-1.39%
2017	0.50%	to	0.80%	1,600	18.52	to	17.62	29,355	2.35%	3.52%	to	3.21%
2016	0.50%	to	0.80%	894	17.89	to	17.07	15,723	3.53%	3.31%	to	3.00%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	0.50%	to	0.80%	887	29.14	to	66.70	26,413	1.51%	14.30%	to	13.96%
2019	0.50%	to	0.80%	933	25.50	to	58.53	24,549	1.73%	17.66%	to	17.31%
2018	0.50%	to	0.80%	1,181	21.67	to	49.89	32,162	1.71%	-5.82%	to	-6.11%
2017	0.50%	to	0.80%	1,218	23.01	to	53.14	35,017	1.89%	13.54%	to	13.20%
2016	0.50%	to	0.80%	957	20.27	to	46.94	31,474	1.50%	2.56%	to	2.25%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Initial Class (FCP)
2020	0.50%	to	0.80%	10,333	58.34	to	121.61	644,041	0.25%	29.92%	to	29.53%
2019	0.50%	to	0.80%	10,441	44.90	to	93.89	512,087	0.44%	30.92%	to	30.53%
2018	0.50%	to	0.80%	12,297	34.30	to	71.93	462,591	0.71%	-6.85%	to	-7.13%
2017	0.50%	to	0.80%	12,109	36.82	to	77.45	497,311	0.99%	21.27%	to	20.91%
2016	0.50%	to	0.80%	12,948	30.36	to	64.06	443,249	0.75%	7.47%	to	7.15%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	0.50%	to	0.80%	8,093	31.32	to	115.00	270,437	1.84%	6.16%	to	5.84%
2019	0.50%	to	0.80%	8,224	29.50	to	108.65	260,065	2.03%	26.81%	to	26.43%
2018	0.50%	to	0.80%	8,483	23.26	to	85.94	219,026	2.29%	-8.75%	to	-9.03%
2017	0.50%	to	0.80%	8,665	25.49	to	94.46	246,771	1.74%	12.33%	to	12.00%
2016	0.50%	to	0.80%	9,318	22.70	to	84.34	233,854	2.23%	17.43%	to	17.08%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Initial Class (FGOP)
2020	0.50%	to	0.80%	230	85.02	to	75.72	18,308	0.01%	67.82%	to	67.31%
2019	0.50%	to	0.80%	245	50.66	to	45.25	11,612	0.13%	40.14%	to	39.72%
2018	0.50%	to	0.80%	317	36.15	to	32.39	10,633	0.12%	11.90%	to	11.56%
2017	0.50%	to	0.80%	341	32.31	to	29.03	10,218	0.30%	33.84%	to	33.44%
2016	0.50%	to	0.80%	388	24.14	to	21.76	8,648	0.32%	-0.16%	to	-0.46%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	0.50%	to	0.80%	11,602	55.19	to	197.29	710,522	0.07%	43.18%	to	42.75%
2019	0.50%	to	0.80%	11,201	38.55	to	138.21	510,307	0.26%	33.64%	to	33.24%
2018	0.50%	to	0.80%	11,809	28.84	to	103.73	411,904	0.25%	-0.67%	to	-0.97%
2017	0.50%	to	0.80%	12,356	29.04	to	104.74	456,328	0.22%	34.46%	to	34.06%
2016	0.50%	to	0.80%	13,060	21.60	to	78.13	366,050	0.04%	0.30%	to	0.00%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	0.50%	to	0.80%	981	32.49	to	58.11	38,232	5.02%	2.23%	to	1.93%
2019	0.50%	to	0.80%	1,035	31.78	to	57.02	40,258	5.15%	14.53%	to	14.19%
2018	0.50%	to	0.80%	1,085	27.75	to	49.93	37,203	4.85%	-3.77%	to	-4.06%
2017	0.50%	to	0.80%	1,470	28.83	to	52.04	50,368	5.76%	6.40%	to	6.08%
2016	0.50%	to	0.80%	1,236	27.10	to	49.06	41,618	5.04%	14.04%	to	13.70%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	0.50%	to	0.80%	2,375	29.04	to	48.21	76,531	0.44%	15.04%	to	14.69%
2019	0.50%	to	0.80%	2,594	25.24	to	42.03	73,801	1.34%	27.13%	to	26.75%
2018	0.50%	to	0.80%	3,699	19.85	to	33.16	80,691	1.78%	-15.23%	to	-15.49%
2017	0.50%	to	0.80%	2,817	23.42	to	39.24	75,297	1.44%	29.64%	to	29.25%
2016	0.50%	to	0.80%	2,885	18.07	to	30.36	59,235	1.41%	-5.53%	to	-5.82%

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.50%	to	0.80%	343	36.28	to	34.85	12,112	1.20%	7.64%	to	7.32%
2019	0.50%	to	0.80%	351	33.71	to	32.48	11,502	1.55%	33.62%	to	33.22%
2018	0.50%	to	0.80%	477	25.23	to	24.38	11,675	0.85%	-17.75%	to	-17.99%
2017	0.50%	to	0.80%	555	30.67	to	29.73	16,546	1.45%	18.62%	to	18.26%
2016	0.50%	to	0.80%	526	25.86	to	25.14	13,280	1.02%	8.93%	to	8.61%
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2020	0.50%	to	0.80%	941	15.69	to	29.26	16,775	3.12%	9.16%	to	8.83%
2019	0.50%	to	0.80%	907	14.38	to	26.88	14,780	3.35%	8.98%	to	8.65%
2018	0.50%	to	0.80%	945	13.19	to	24.74	14,812	4.15%	-1.52%	to	-1.82%
2017	0.50%	to	0.80%	1,930	13.40	to	25.20	28,381	1.71%	4.07%	to	3.75%
2016	0.50%	to	0.80%	917	12.87	to	24.29	14,349	3.65%	2.76%	to	2.45%
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)
2020	0.50%	to	0.80%	2,917	42.27	to	57.91	137,446	0.00%	35.91%	to	35.50%
2019	0.50%	to	0.80%	2,880	31.10	to	42.74	103,170	0.06%	35.52%	to	35.11%
2018	0.50%	to	0.80%	3,245	22.95	to	31.63	85,730	0.32%	-6.20%	to	-6.48%
2017	0.50%	to	0.80%	3,419	24.47	to	33.83	97,783	0.24%	26.20%	to	25.83%
2016	0.50%	to	0.80%	3,424	19.39	to	26.89	77,736	0.43%	-2.69%	to	-2.98%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.50%	to	0.80%	2,872	49.72	to	126.05	163,547	0.71%	27.00%	to	26.62%
2019	0.50%	to	0.80%	2,722	39.15	to	99.55	132,589	0.88%	31.13%	to	30.74%
2018	0.50%	to	0.80%	2,692	29.85	to	76.15	103,001	1.01%	-13.62%	to	-13.88%
2017	0.50%	to	0.80%	3,240	34.56	to	88.41	139,738	0.99%	35.98%	to	35.58%
2016	0.50%	to	0.80%	3,848	25.41	to	65.21	120,210	1.01%	-0.42%	to	-0.71%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2020	0.50%	to	0.80%	499	21.70	to	54.63	12,310	2.11%	14.28%	to	13.94%
2019	0.50%	to	0.80%	505	18.99	to	47.94	11,027	2.25%	16.93%	to	16.58%
2018	0.50%	to	0.80%	515	16.24	to	41.12	9,657	1.91%	-5.80%	to	-6.08%
2017	0.50%	to	0.80%	412	17.24	to	43.79	8,589	2.01%	8.71%	to	8.38%
2016	0.50%	to	0.80%	472	15.86	to	40.40	8,304	2.36%	4.74%	to	4.42%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	0.50%			703	33.79			23,754	4.46%	5.02%
2019	0.50%	to	0.80%	741	32.18	to	35.07	23,963	5.29%	13.68%	to	13.34%
2018	0.50%	to	0.80%	773	28.30	to	30.94	22,059	5.58%	-7.41%	to	-7.69%
2017	0.50%	to	0.80%	777	30.57	to	33.52	23,943	5.40%	9.16%	to	8.84%
2016	0.50%	to	0.80%	781	28.00	to	30.79	22,043	5.47%	10.00%	to	9.68%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2020	0.50%	to	0.80%	1,231	36.71	to	78.07	55,941	2.57%	-17.27%	to	-17.52%
2019	0.50%	to	0.80%	1,462	44.37	to	94.65	76,983	1.81%	18.35%	to	17.99%
2018	0.50%	to	0.80%	1,473	37.49	to	80.22	66,502	2.96%	-8.18%	to	-8.45%
2017	0.50%	to	0.80%	1,492	40.83	to	87.63	75,611	1.52%	2.60%	to	2.29%
2016	0.50%	to	0.80%	1,505	39.80	to	85.66	75,212	1.28%	6.28%	to	5.96%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.50%	to	0.80%	28,230	17.83	to	35.55	575,783	2.07%	5.55%	to	5.24%
2019	0.50%	to	0.80%	28,649	16.89	to	33.78	571,285	2.30%	5.74%	to	5.42%
2018	0.50%	to	0.80%	29,964	15.98	to	32.04	581,376	2.14%	-0.55%	to	-0.85%
2017	0.50%	to	0.80%	32,715	16.06	to	32.32	644,223	2.11%	1.58%	to	1.27%
2016	0.50%	to	0.80%	33,374	15.81	to	31.91	675,632	1.91%	0.24%	to	-0.06%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2016	0.80%			331	9.35			3,095	1.94%	0.07%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.50%	to	0.80%	5,522	31.91	to	30.15	171,094	0.22%	11.77%	to	11.43%
2019	0.50%	to	0.80%	6,201	28.55	to	27.06	171,651	1.80%	21.22%	to	20.86%
2018	0.50%	to	0.80%	8,116	23.55	to	22.39	186,459	1.53%	-8.19%	to	-8.47%
2017	0.50%	to	0.80%	8,257	25.66	to	24.46	206,892	1.66%	16.10%	to	15.75%
2016	0.50%	to	0.80%	8,360	22.10	to	21.13	180,160	1.72%	7.94%	to	7.62%

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.50%	to	0.80%	1,221	23.64	to	22.34	28,805	0.14%	8.01%	to	7.69%
2019	0.50%	to	0.80%	1,067	21.89	to	20.74	23,300	2.37%	12.92%	to	12.58%
2018	0.50%	to	0.80%	945	19.38	to	18.42	18,271	2.11%	-4.21%	to	-4.50%
2017	0.50%	to	0.80%	800	20.24	to	19.29	16,163	1.94%	8.67%	to	8.34%
2016	0.50%	to	0.80%	772	18.62	to	17.81	14,291	1.81%	5.18%	to	4.86%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020	0.50%	to	0.80%	2,193	13.37	to	13.34	29,286	2.84%	33.67%	to	33.40%	****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.50%	to	0.80%	2,280	34.07	to	32.19	76,572	0.23%	12.25%	to	11.92%
2019	0.50%	to	0.80%	2,883	30.35	to	28.76	85,639	2.22%	23.11%	to	22.75%
2018	0.50%	to	0.80%	2,911	24.65	to	23.43	70,284	1.49%	-9.31%	to	-9.58%
2017	0.50%	to	0.80%	3,018	27.19	to	25.92	80,433	1.55%	17.84%	to	17.49%
2016	0.50%	to	0.80%	3,080	23.07	to	22.06	69,643	1.59%	8.92%	to	8.60%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.50%	to	0.80%	2,797	19.37	to	18.30	53,942	0.10%	6.18%	to	5.86%
2019	0.50%	to	0.80%	3,469	18.24	to	17.28	62,457	2.15%	8.99%	to	8.66%
2018	0.50%	to	0.80%	3,685	16.74	to	15.91	60,808	3.28%	-2.30%	to	-2.59%
2017	0.80%			1,206	16.33			19,694	1.26%	4.84%
2016	0.80%			1,445	15.58			22,507	1.92%	3.44%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.50%	to	0.80%	5,733	27.62	to	26.09	154,368	0.14%	9.79%	to	9.47%
2019	0.50%	to	0.80%	5,834	25.15	to	23.83	143,206	2.22%	17.16%	to	16.81%
2018	0.50%	to	0.80%	6,496	21.47	to	20.41	135,909	1.85%	-6.15%	to	-6.44%
2017	0.50%	to	0.80%	6,559	22.88	to	21.81	146,407	1.81%	12.36%	to	12.03%
2016	0.50%	to	0.80%	6,584	20.36	to	19.47	130,987	1.95%	6.61%	to	6.29%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.50%	to	0.80%	459	33.89	to	32.72	15,194	1.88%	0.99%	to	0.68%
2019	0.50%	to	0.80%	338	33.56	to	32.50	11,048	3.13%	26.32%	to	25.94%
2018	0.80%			261	25.81			6,735	1.53%	-10.07%
2017	0.80%			224	28.70			6,428	1.77%	7.81%
2016	0.80%			216	26.62			5,749	3.95%	19.48%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.50%	to	0.80%	3,836	11.84	to	11.83	45,401	1.33%	18.37%	to	18.27%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.50%	to	0.80%	222	16.31	to	15.70	3,556	2.67%	6.48%	to	6.16%
2019	0.50%	to	0.80%	221	15.32	to	14.79	3,314	3.02%	8.40%	to	8.07%
2018	0.80%			222	13.69			3,038	2.84%	-1.22%
2017	0.50%	to	0.80%	595	14.26	to	13.85	8,383	3.52%	3.88%	to	3.57%
2016	0.80%			213	13.38			2,849	3.13%	4.51%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.80%			470	19.11			8,982	1.03%	49.84%
2019	0.80%			255	12.75			3,252	1.17%	32.09%
2018	0.50%	to	0.80%	1,284	9.79	to	9.66	12,526	1.21%	-16.88%	to	-17.13%
2017	0.50%	to	0.80%	1,204	11.78	to	11.65	14,128	1.07%	25.15%	to	24.77%
2016	0.80%			497	9.34			4,641	1.32%	-2.90%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.50%	to	0.80%	1,008	34.10	to	32.83	33,799	0.00%	29.44%	to	29.06%
2019	0.50%	to	0.80%	1,042	26.34	to	25.44	27,017	4.18%	29.88%	to	29.49%
2018	0.50%	to	0.80%	1,073	20.28	to	19.64	21,304	0.31%	-3.56%	to	-3.85%
2017	0.50%	to	0.80%	1,099	21.03	to	20.43	22,668	0.37%	29.56%	to	29.17%
2016	0.50%	to	0.80%	883	16.23	to	15.82	14,102	0.86%	1.68%	to	1.38%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.50%	to	0.80%	334	42.21	to	40.63	13,736	0.00%	60.10%	to	59.62%
2019	0.50%	to	0.80%	337	26.36	to	25.46	8,652	0.00%	36.57%	to	36.16%
2018	0.80%			341	18.70			6,376	0.00%	-7.60%
2017	0.80%			408	20.23			8,255	0.00%	26.72%
2016	0.80%			342	15.97			5,461	0.00%	5.62%

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.50%	to	0.80%	626	24.69	to	23.77	15,344	2.89%	-1.64%	to	-1.93%
2019	0.50%	to	0.80%	166	25.10	to	24.24	4,097	2.35%	23.23%	to	22.86%
2018	0.80%			158	19.73			3,117	1.17%	-13.85%
2017	0.80%			131	22.90			3,000	1.17%	12.93%
2016	0.80%			128	20.28			2,596	1.38%	16.66%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2019	0.50%			691	23.44			16,198	0.64%	27.43%
2018	0.50%			767	18.39			14,109	0.54%	-5.24%
2017	0.50%			837	19.41			16,248	0.53%	24.23%
2016	0.50%			906	15.63			14,157	0.80%	13.04%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.50%	to	0.80%	84,068	51.81	to	50.03	4,323,947	1.36%	18.30%	to	17.95%
2019	0.50%	to	0.80%	90,231	43.80	to	42.42	3,919,255	1.71%	36.93%	to	36.52%
2018	0.50%	to	0.80%	100,640	31.98	to	31.07	3,191,924	0.78%	-1.77%	to	-2.06%
2017	0.50%	to	0.80%	110,259	32.56	to	31.73	3,557,748	0.49%	26.68%	to	26.30%
2016	0.50%	to	0.80%	115,317	25.70	to	25.12	2,936,294	1.07%	3.12%	to	2.81%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.80%			42	18.30			768	5.79%	-6.14%
2017	0.50%			151	16.24			2,452	2.24%	5.97%
2016	0.80%			229	14.93			3,419	1.67%	6.50%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.50%	to	0.80%	6,656	11.11	to	15.74	83,391	0.36%	-0.26%	to	-0.56%
2019	0.50%	to	0.80%	13,523	11.14	to	15.83	160,739	1.76%	1.27%	to	0.97%
2018	0.50%	to	0.80%	9,020	11.00	to	15.68	109,544	1.34%	0.88%	to	0.58%
2017	0.50%	to	0.80%	12,712	10.90	to	15.59	149,928	0.40%	-0.08%	to	-0.38%
2016	0.50%	to	0.80%	17,535	10.91	to	15.65	204,206	0.01%	-0.49%	to	-0.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.50%	to	0.80%	1,844	46.40	to	106.06	102,904	0.02%	22.08%	to	21.71%
2019	0.50%	to	0.80%	1,600	38.01	to	87.14	84,012	0.07%	25.02%	to	24.65%
2018	0.50%	to	0.80%	1,992	30.40	to	69.91	78,019	0.01%	-13.07%	to	-13.33%
2017	0.50%	to	0.80%	2,129	34.97	to	80.67	96,340	0.00%	12.92%	to	12.59%
2016	0.50%	to	0.80%	3,602	30.97	to	71.65	132,784	0.33%	22.22%	to	21.86%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.50%	to	0.80%	6,118	33.78	to	49.32	211,138	0.08%	4.63%	to	4.31%
2019	0.50%	to	0.80%	6,392	32.29	to	47.28	211,975	1.07%	18.41%	to	18.05%
2018	0.50%	to	0.80%	6,622	27.27	to	40.05	186,914	0.73%	-17.37%	to	-17.62%
2017	0.50%	to	0.80%	6,632	33.00	to	48.62	226,825	0.51%	8.52%	to	8.20%
2016	0.50%	to	0.80%	7,019	30.41	to	44.93	223,509	0.61%	25.31%	to	24.93%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.50%	to	0.80%	221,114	36.84	to	106.72	9,514,589	1.15%	9.80%	to	9.48%
2019	0.50%	to	0.80%	236,529	33.55	to	97.48	9,487,701	1.16%	28.66%	to	28.28%
2018	0.50%	to	0.80%	248,789	26.08	to	75.99	7,950,957	1.08%	-0.50%	to	-0.80%
2017	0.50%	to	0.80%	255,056	26.21	to	76.61	8,551,406	1.01%	19.92%	to	19.57%
2016	0.50%	to	0.80%	266,318	21.86	to	64.07	7,704,224	1.41%	10.83%	to	10.50%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020	0.50%	to	0.80%	47,704	21.29	to	20.96	1,013,137	0.00%	39.28%	to	38.87%
2019	0.50%	to	0.80%	51,943	15.28	to	15.10	791,987	0.00%	32.09%	to	31.69%
2018	0.50%	to	0.80%	59,486	11.57	to	11.46	686,923	0.00%	-6.87%	to	-7.15%
2017	0.50%	to	0.80%	61,583	12.43	to	12.35	763,909	0.00%	24.67%	to	24.29%
2016	0.50%	to	0.80%	66,964	9.97	to	9.93	666,830	0.00%	3.88%	to	3.57%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.50%	to	0.80%	5,821	12.99	to	12.92	75,569	0.63%	18.97%	to	18.61%
2019	0.50%	to	0.80%	5,986	10.92	to	10.89	65,335	0.41%	9.16%	to	8.94%	****
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.50%	to	0.80%	196	13.21	to	21.51	3,506	1.39%	2.94%	to	2.63%
2019	0.50%	to	0.80%	473	12.83	to	20.96	9,256	1.88%	3.17%	to	2.86%
2018	0.80%			527	20.38			10,740	1.50%	0.21%
2017	0.80%			605	20.34			12,304	1.23%	0.09%
2016	0.50%	to	0.80%	1,617	12.32	to	20.32	25,383	1.42%	0.72%	to	0.41%

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2020	0.50%	to	0.80%	1,553	23.15	to	30.04	38,640	7.27%	8.38%	to	8.05%
2019	0.50%	to	0.80%	1,533	21.36	to	27.80	35,213	0.33%	12.05%	to	11.72%
2018	0.50%	to	0.80%	1,571	19.06	to	24.88	32,492	8.28%	-6.61%	to	-6.89%
2017	0.50%	to	0.80%	2,265	20.41	to	26.73	48,942	1.83%	11.69%	to	11.35%
2016	0.50%	to	0.80%	1,638	18.28	to	24.00	33,039	0.00%	5.89%	to	5.58%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	0.50%	to	0.80%	1,160	57.40	to	41.26	59,579	2.01%	16.67%	to	16.32%
2019	0.50%	to	0.80%	1,370	49.20	to	35.47	61,474	0.48%	29.94%	to	29.56%
2018	0.50%	to	0.80%	1,781	37.86	to	27.38	62,937	0.30%	-23.87%	to	-24.10%
2017	0.50%	to	0.80%	1,902	49.74	to	36.07	87,477	0.41%	50.28%	to	49.83%
2016	0.50%	to	0.80%	1,904	33.09	to	24.07	58,493	0.46%	-0.40%	to	-0.69%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.50%	to	0.80%	1,150	29.10	to	45.15	35,033	0.94%	18.52%	to	18.16%
2019	0.50%	to	0.80%	1,332	24.55	to	38.21	34,094	0.00%	11.31%	to	10.98%
2018	0.50%	to	0.80%	1,325	22.06	to	34.43	30,498	0.00%	-28.64%	to	-28.85%
2017	0.50%	to	0.80%	1,304	30.91	to	48.39	41,910	0.00%	-2.19%	to	-2.48%
2016	0.50%	to	0.80%	1,300	31.60	to	49.62	42,698	0.38%	42.99%	to	42.57%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2020	0.50%	to	0.80%	1,455	98.52	to	208.29	144,340	0.00%	61.84%	to	61.36%
2019	0.50%	to	0.80%	1,430	60.88	to	129.09	87,866	0.00%	38.33%	to	37.91%
2018	0.50%	to	0.80%	1,499	44.01	to	93.60	69,640	0.00%	-7.53%	to	-7.81%
2017	0.50%	to	0.80%	1,544	47.59	to	101.53	77,792	0.00%	28.49%	to	28.10%
2016	0.50%	to	0.80%	1,606	37.04	to	79.25	65,862	0.00%	7.11%	to	6.79%
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2020	0.50%	to	0.80%	3,100	47.09	to	179.40	167,543	0.41%	20.40%	to	20.04%
2019	0.50%	to	0.80%	3,858	39.11	to	149.44	173,396	0.28%	30.81%	to	30.42%
2018	0.50%	to	0.80%	3,902	29.90	to	114.59	133,827	0.19%	-7.61%	to	-7.89%
2017	0.50%	to	0.80%	4,071	32.36	to	124.40	150,338	0.68%	19.84%	to	19.48%
2016	0.50%	to	0.80%	4,321	27.00	to	104.12	132,340	2.04%	11.67%	to	11.34%

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.